CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Total
Balance at Mar. 31, 2014	$ 177,065,075	$ 20,095,161	$ (1,230,673)	$ (153,728,797)	$ 42,200,766
Balance, Shares at Mar. 31, 2014	146,734,385
Mineral property interests	73,618				73,618
Mineral property interests, shares	250,000
Foreign currency translation adjustment			1,439,608		1,439,608
Net loss				(2,925,791)	(2,925,791)
Balance at Jun. 30, 2014	177,138,693	20,095,161	208,935	(156,654,588)	40,788,201
Balance, Shares at Jun. 30, 2014	146,984,385
Foreign currency translation adjustment			(1,879,527)		(1,879,527)
Net loss				(1,399,598)	(1,399,598)
Balance at Sep. 30, 2014	177,138,693	20,095,161	(1,670,592)	(158,054,186)	37,509,076
Balance, Shares at Sep. 30, 2014	146,984,385
Stock-based compensation		251,390			251,390
Foreign currency translation adjustment			(1,179,530)		(1,179,530)
Net loss				(3,063,814)	(3,063,814)
Balance at Dec. 31, 2014	177,138,693	20,346,551	(2,850,122)	(161,118,000)	33,517,122
Balance, Shares at Dec. 31, 2014	146,984,385
Foreign currency translation adjustment			(2,835,342)		(2,835,342)
Net loss				(560,678)	(560,678)
Balance at Mar. 31, 2015	$ 177,138,693	$ 20,346,551	$ (5,685,464)	$ (161,678,678)	$ 30,121,102
Balance, Shares at Mar. 31, 2015	146,984,385